CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2022
CONSTRUCTION IN PROGRESS.
Schedule of construction in progress

	2021	2022
	RMB	RMB

Balance as at January 1	125,525	155,939
Additions	159,729	180,741
Dry hole costs written off	(7,702)	(6,416)
Transferred to property, plant and equipment	(111,026)	(121,967)
Reclassification to other long-term assets	(10,302)	(11,492)
Impairment losses for the year	(144)	(581)
Disposals and others	(107)	(240)
Exchange adjustments	(34)	61
Balance as at December 31	155,939	196,045

Schedule of net changes in capitalized cost of exploratory wells in E&P segment

	2020	2021	2022
	RMB	RMB	RMB

At beginning of year	8,961	11,129	12,255
Additions, pending the determination of proved reserves	10,779	12,666	16,637
Transferred to oil and gas properties based on the determination of proved reserves	(3,687)	(6,208)	(6,233)
Dry hole costs written off	(4,924)	(5,332)	(5,597)
At end of year	11,129	12,255	17,062

Schedule of aging of capitalized exploratory well costs based on drilling completion date

	December 31,
	2020	2021	2022
	RMB	RMB	RMB

One year or less	10,586	11,168	14,879
Over one year	543	1,087	2,183
	11,129	12,255	17,062